UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            -------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2015
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES - 80.2%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 59.9%
                  ACE Securities Corp. Home Equity Loan Trust
$      1,230,515     Series 2006-ASAP6, Class A2D (a) .......     0.39%         12/25/36     $    658,406
                  Banc of America Mortgage Trust
          56,994     Series 2002-L, Class 1A1 (a) (b) .......     2.11%         12/25/32           52,118
                  Bear Stearns Adjustable Rate Mortgage
                     Trust
         613,786     Series 2004-9, Class 12A1 (a) ..........     2.78%         11/25/34          613,932
         490,055     Series 2005-5, Class A2 (a) ............     2.38%         08/25/35          494,191
                  Chase Mortgage Finance Trust
         432,042     Series 2007-A1, Class 1A3 (a) ..........     2.53%         02/25/37          427,258
                  Countrywide Alternative Loan Trust
         631,947     Series 2006-41CB, Class 2A17 ...........     6.00%         01/25/37          562,378
          76,115     Series 2007-11T1, Class A37 (b) (c) ....    39.01%         05/25/37          134,937
                  Countrywide Home Loan Mortgage
                     Pass-Through Trust
       1,065,227     Series 2003-46, Class 2A1 (a) ..........     2.72%         01/19/34        1,062,005
         590,945     Series 2006-21, Class A8 ...............     5.75%         02/25/37          557,878
         916,197     Series 2006-HYB5, Class 3A1A (a) .......     2.54%         09/20/36          784,440
                  Credit Suisse First Boston Mortgage
                     Securities Corp.
         415,420     Series 2004-AR2, Class 1A1 (a) (b) .....     2.92%         03/25/34          407,301
       1,289,653     Series 2004-AR8, Class 6A1 (a) .........     2.39%         09/25/34        1,287,215
                  DSLA Mortgage Loan Trust
       1,174,776     Series 2004-AR3, Class 2A2A (a) ........     0.54%         07/19/44        1,141,914
       1,145,816     Series 2007-AR1, Class 2A1A (a) ........     0.31%         04/19/47          951,427
                  GMAC Mortgage Corporation Loan Trust
         226,602     Series 2004-AR1, Class 22A (a) .........     2.92%         06/25/34          218,999
                  GSR Mortgage Loan Trust
         338,585     Series 2005-AR1, Class 4A1 (a) .........     2.24%         01/25/35          332,931
                  Harborview Mortgage Loan Trust
         171,159     Series 2004-1, Class 2A (a) ............     2.32%         04/19/34          171,439
         783,191     Series 2004-6, Class 3A1 (a) ...........     2.63%         08/19/34          756,644
                  JP Morgan Mortgage Trust
       1,969,028     Series 2005-ALT1, Class 4A1 (a) ........     5.14%         10/25/35        1,849,071
       1,067,931     Series 2006-A2, Class 4A1 (a) ..........     2.50%         08/25/34        1,073,124
         170,881     Series 2006-A2, Class 5A3 (a) ..........     2.43%         11/25/33          171,671
                  JP Morgan Re-REMIC
       1,256,674     Series 2009-7, Class 12A1 (d) ..........     6.25%         01/27/37        1,328,838
                  MASTR Asset Backed Securities Trust
       1,174,996     Series 2006-HE5, Class A3 (a) ..........     0.33%         11/25/36          804,219
         242,218     Series 2006-HE5, Class A4 (a) (b) ......     0.39%         11/25/36          167,253
       1,687,414     Series 2006-NC2, Class A3 (a) ..........     0.28%         08/25/36          919,341
         770,224     Series 2006-NC2, Class A5 (a) ..........     0.41%         08/25/36          429,699
                  Mellon Residential Funding Corp. Mortgage
                     Pass-Through Trust
         639,692     Series 2001-TBC1, Class A1 (a) .........     0.87%         11/15/31          623,633
         676,305     Series 2002-TBC2, Class A (a) ..........     1.03%         08/15/32          644,560


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Merrill Lynch Mortgage Investors Trust
$        649,510     Series 2004-HB1, Class A3 (a) ..........     2.13%         04/25/29     $    642,588
                  Morgan Stanley Mortgage Loan Trust
         485,027     Series 2004-7AR, Class 2A6 (a) .........     2.42%         09/25/34          486,017
                  Provident Funding Mortgage Loan Trust
         278,903     Series 2005-1, Class 1A1 (a) ...........     2.49%         05/25/35          279,534
                  Residential Accredit Loans, Inc.
         242,670     Series 2006-QO1, Class 2A1 (a) .........     0.44%         02/25/46          143,712
                  Residential Funding Mortgage Securities I
          17,029     Series 2005-S5, Class A5 (b) ...........     5.25%         07/25/35           17,041
                  Securitized Asset Backed Receivables LLC
       1,200,573     Series 2007-BR2, Class A2 (a) ..........     0.40%         02/25/37          720,430
                  Structured Adjustable Rate Mortgage Loan
                     Trust
         751,330     Series 2004-2, Class 4A2 (a) ...........     2.51%         03/25/34          741,302
                  Thornburg Mortgage Securities Trust
         635,716     Series 2003-4, Class A1 (a) ............     0.81%         09/25/43          611,574
         550,054     Series 2005-1, Class A3 (a) ............     2.22%         04/25/45          553,973
                  Wachovia Mortgage Loan Trust, LLC
         545,135     Series 2006-A, Class 3A1 (a) ...........     2.66%         05/20/36          526,174
                  WaMu Mortgage Pass-Through Certificates
         853,522     Series 2004-AR1, Class A (a) ...........     2.42%         03/25/34          857,438
         901,573     Series 2004-AR10, Class A1B (a) ........     0.59%         07/25/44          870,306
         689,766     Series 2004-AR13, Class A1A (a) ........     0.89%         11/25/34          659,848
         961,478     Series 2005-AR1, Class A1A (a) .........     0.49%         01/25/45          908,473
       1,327,177     Series 2005-AR11, Class A1A (a) ........     0.49%         08/25/45        1,263,389
         101,032     Series 2005-AR2, Class 2A21 (a) ........     0.50%         01/25/45           93,769
       1,111,416     Series 2005-AR2, Class 2A23 (a) ........     0.55%         01/25/45        1,036,192
       1,249,672     Series 2005-AR6, Class 2A1A (a) ........     0.40%         04/25/45        1,171,559
         574,485     Series 2005-AR9, Class A1A (a) .........     0.49%         07/25/45          552,798
         934,949     Series 2006-AR2, Class 1A1 (a) .........     2.32%         03/25/36          872,544
                  Washington Mutual Alternative Mortgage
                     Pass-Through Certificates
          44,602     Series 2007-5, Class A11 (b) (c) .......    38.47%         06/25/37           88,174
                  Washington Mutual MSC Mortgage Pass-Through
                     Certificates
         745,322     Series 2004-RA1, Class 2A ..............     7.00%         03/25/34          792,085
                  Wells Fargo Mortgage Backed Securities
                     Trust
         680,357     Series 2003-H, Class A1 (a) ............     2.62%         09/25/33          690,385
         523,875     Series 2004-A, Class A1 (a) ............     2.64%         02/25/34          526,327
       1,835,978     Series 2004-R, Class 1A1 (a) ...........     2.62%         09/25/34        1,867,365
         503,115     Series 2004-S, Class A1 (a) ............     2.62%         09/25/34          514,017
         934,530     Series 2004-Y, Class 1A2 (a) ...........     2.61%         11/25/34          931,075
         483,448     Series 2005-AR10, Class 2A17 (a) .......     2.61%         06/25/35          486,438
       1,033,207     Series 2005-AR16, Class 1A1 (a) ........     2.59%         08/25/33        1,056,717
         421,378     Series 2005-AR3, Class 2A1 (a) .........     2.60%         03/25/35          425,223
         752,128     Series 2005-AR8, Class 1A1 (a) .........     2.61%         06/25/35          768,143


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                     Trust (Continued)
$        966,814     Series 2006-AR10, Class 5A2 (a) ........     2.61%         07/25/36     $    937,282
         383,150     Series 2007-16, Class 1A1 ..............     6.00%         12/28/37          397,112
         506,667     Series 2007-2, Class 1A13 ..............     6.00%         03/25/37          495,245
         120,956     Series 2007-8, Class 2A2 ...............     6.00%         07/25/37          119,906
                                                                                             ------------
                                                                                               41,730,977
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3%
                  Banc of America Commercial Mortgage Trust
       1,000,000     Series 2006-6, Class AJ ................     5.42%         10/10/45        1,040,214
         650,000     Series 2007-3, Class AJ, STRIP .........     5.58%         06/10/49          679,800
                  Bayview Commercial Asset Trust
         765,845     Series 2004-2, Class A (a) (d) .........     0.60%         08/25/34          735,565
                  Carefree Portfolio Trust
       1,250,000     Series 2014-CARE, Class B (a) (d) ......     2.02%         11/15/19        1,256,995
                  Citigroup Commercial Mortgage Trust
       1,525,000     Series 2014-388G, Class B (a) (d) ......     1.22%         06/15/33        1,527,871
                  COMM Mortgage Trust
       1,000,000     Series 2014-KYO, Class B (a) (d) .......     1.47%         06/11/27          995,883
                  Commercial Mortgage Trust
         950,000     Series 2005-GG5, Class AM ..............     5.28%         04/10/37          969,831
                  Greenwich Capital Commercial Funding Corp.
         650,000     Series 2007-GG11, Class AJ, STRIP ......     6.07%         12/10/49          687,132
                  Hyatt Hotel Portfolio Trust
       1,040,000     Series 2015-HYT, Class B (a) (d) .......     1.87%         11/15/29        1,042,600
                  LB-UBS Commercial Mortgage Trust
         835,000     Series 2007-C1, Class AM ...............     5.46%         02/15/40          895,082
         440,000     Series 2007-C2, Class AM ...............     5.49%         02/15/40          466,142
                  Mid-State Capital Corp. Trust
         587,306     Series 2004-1, Class M1 ................     6.50%         08/15/37          634,520
         409,338     Series 2005-1, Class A .................     5.75%         01/15/40          444,318
                  UBS-Barclays Commercial Mortgage Trust
      15,416,837     Series 2013-C5, Class XA, IO (a) (d) ...     1.12%         03/10/46        1,017,180
                  VNDO Mortgage Trust
         990,000     Series 2012-6AVE, Class A (d) ..........     3.00%         11/15/30        1,024,437
                  Wachovia Bank Commercial Mortgage Trust
         650,000     Series 2007-C33, Class AJ, STRIP .......     5.94%         02/15/51          686,152
                                                                                             ------------
                                                                                               14,103,722
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES ..........                                  55,834,699
                  (Cost $54,926,341)                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
                  Federal Home Loan Mortgage Corp.
       1,864,727      Series 2807, Class SB, IO (c) .........     7.28%         11/15/33          230,103


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corp.
                     (Continued)
$         13,874     Series 3195, Class SX (b) (c) ..........    45.07%         07/15/36     $     45,347
         222,638     Series 3562, Class KI, IO (b) ..........     4.50%         11/15/22            2,902
       2,041,507     Series 3619, Class EI, IO (b) ..........     4.50%         05/15/24           93,652
       1,584,329     Series 3692, Class PS, IO (b) (c) ......     6.43%         05/15/38           97,352
       3,543,128     Series 3726, Class KI, IO ..............     3.50%         04/15/25          207,561
       2,609,494     Series 3870, Class WS, IO (c) ..........     6.43%         06/15/31          321,541
       1,545,425     Series 4206, Class IA, IO (b) ..........     3.00%         03/15/33          209,775
                  Federal National Mortgage Association
         664,955     Series 2005-122, Class SN (c) ..........    27.93%         01/25/36          754,765
         147,344     Series 2008-50, Class AI, IO (b) .......     5.50%         06/25/23            7,584
       3,781,445     Series 2010-103, Class ID, IO (b) ......     5.00%         09/25/40          541,698
       6,473,008     Series 2010-139, Class KI, IO (b) ......     1.09%         12/25/40          295,336
         601,246     Series 2010-142, Class PS, IO (b) (c) ..     5.88%         05/25/40           36,645
         921,237     Series 2010-145, Class TI, IO (b) ......     3.50%         12/25/20           56,493
       2,531,949     Series 2010-40, Class MI, IO (b) .......     4.50%         08/25/24          115,281
       3,904,060     Series 2012-112, Class BI, IO ..........     3.00%         09/25/31          378,634
       2,902,980     Series 2012-125, Class MI, IO (b) ......     3.50%         11/25/42          428,562
       4,034,436     Series 2013-32, Class IG, IO (b) .......     3.50%         04/25/33          559,789
                  Federal National Mortgage Association, STRIP
       2,725,788     Series 406, Class 6, IO (b) ............     4.00%         01/25/41          237,808
                  Government National Mortgage Association
         849,531     Series 2009-65, Class NJ, IO (b) .......     5.50%         07/20/39           74,016
       2,942,415     Series 2010-115, Class IQ, IO ..........     4.50%         11/20/38          229,666
       5,962,664     Series 2011-131, Class EI, IO ..........     4.50%         08/20/39          355,529
         809,694     Series 2011-69, Class CI, IO (b) .......     5.00%         03/20/36           15,376
                                                                                             ------------
                                                                                                5,295,415
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
                  Government National Mortgage Association
      15,085,411     Series 2011-152, Class IO, IO (a) ......     1.21%         08/16/51          770,306
       8,357,861     Series 2012-100, Class IO, IO (a) (e) ..     0.83%         08/16/52          529,713
      10,942,541     Series 2012-70, Class IO, IO (a) (e) ...     0.91%         08/16/52          648,668
       6,934,339     Series 2012-78, Class IO, IO (a) (e) ...     1.02%         06/16/52          462,004
       2,466,759     Series 2012-95, Class IO, IO (a) (e) ...     0.90%         02/16/53          178,109
                                                                                             ------------
                                                                                                2,588,800
                                                                                             ------------

                  PASS-THROUGH SECURITIES - 12.7%
       1,000,000  Fannie Mae Pool ...........................     4.00%         01/31/45        1,070,937
                  Fannie Mae REMICs
         926,416     Series 2005-83, Class LZ ...............     5.50%         10/25/35          955,904
                  Federal Home Loan Mortgage Corp.
       1,671,728     Pool A94738 (e) ........................     4.50%         11/01/40        1,817,926
         756,658     Pool K36017 (e) ........................     5.00%         09/01/47          820,762


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


    PRINCIPAL                                                    STATED         STATED
      VALUE                       DESCRIPTION                    COUPON        MATURITY         VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  PASS-THROUGH SECURITIES (CONTINUED)
                  Federal National Mortgage Association
$      1,865,731     Pool 831145 (e) ........................     6.00%         12/01/35     $  2,142,049
       1,820,335     Pool 843971 (e) ........................     6.00%         11/01/35        2,059,607
                                                                                             ------------
                                                                                                8,867,185
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES .................    16,751,400
                  (Cost $22,309,673)                                                         ------------

ASSET-BACKED SECURITIES - 0.3%
                  Green Tree Financial Corp.
          48,985     Series 1997-2, Class A6 (b) ............     7.24%         06/15/28           51,015
          64,885     Series 1997-3, Class A6 (b) ............     7.32%         03/15/28           69,016
          71,127     Series 1997-7, Class A6 (b) ............     6.76%         07/15/28           73,760
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES ...........................................       193,791
                  (Cost $194,545)                                                            ------------

                  TOTAL INVESTMENTS - 104.5% ..............................................    72,779,890
                  (Cost $77,430,559) (f)                                                     ------------

   PRINCIPAL
     VALUE                                       DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------
REVERSE REPURCHASE AGREEMENTS - (11.8%)
      (4,192,000) With JP Morgan 0.37% dated 01/05/15, to be repurchased at
                     $4,195,921 on 04/06/15 ...............................................    (4,192,000)
      (1,158,000) With JP Morgan 1.02% dated 01/07/15, to be repurchased at
                     $1,159,081 on 02/09/15 ...............................................    (1,158,000)
      (2,511,000) With JP Morgan 0.36% dated 01/12/15, to be repurchased at
                     $2,513,285 on 04/13/15 ...............................................    (2,511,000)
        (368,000) With JP Morgan 1.02% dated 01/29/15, to be repurchased at
                     $368,334 on 03/02/15 .................................................      (368,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS .....................................    (8,229,000)
                                                                                             ------------
                  NET OTHER ASSETS AND LIABILITIES - 7.3% .................................     5,083,093
                                                                                             ------------
                  NET ASSETS - 100.0% .....................................................  $ 69,633,983
                                                                                             ============


---------------------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(b) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by Brookfield Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)


(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $8,929,369, or 12.82% of net assets.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,932,041 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,582,710.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                         1/31/2015      PRICES        INPUTS         INPUTS
------------------------------------------------  -------------  -----------  -------------  ------------
Mortgage-Backed Securities .....................  $  55,834,699  $        --  $  55,834,699  $         --
U.S. Government Agency Mortgage-Backed
  Securities ...................................     16,751,400           --     16,751,400            --
Asset-Backed Securities ........................        193,791           --        193,791            --
                                                  -------------  -----------  -------------  ------------
Total Investments ..............................  $  72,779,890  $        --  $  72,779,890  $         --
                                                  =============  ===========  =============  ============


                                            LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2015      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $  (8,229,000) $        --  $  (8,229,000) $         --
                                                  =============  ===========  =============  ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2015 (UNAUDITED)


           11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

           12)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in certain securitized assets (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), as well as interest-only securities, that have contractual cash flows. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2015, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the fiscal period ended January 31, 2015:

      Maximum amount outstanding during the period..................  $8,471,000

      Average amount outstanding during the period*.................  $8,380,380

      Average Common Shares outstanding during the period...........   4,213,115

      Average debt per Common Share outstanding during the period...       $1.99

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal period ended January 31, 2015.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2015 (UNAUDITED)


During the fiscal period ended January 31, 2015, the interest rates ranged from 0.34% to 1.06%, with a weighted average interest rate of 0.49%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $10,401.

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Mortgage Income Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.